ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

		Shares	Value
COMMON STOCKS	0.4%
AGNC Investment Corp.		270,298	$4,065,282
TOTAL COMMON STOCKS (Cost $3,752,581)			4,065,282

	Percentage of Net Assets	Principal Amount	Value
ASSET-BACKED SECURITIES	40.1%
Labrador Aviation Finance Ltd. Series 2016-1A(a) 4.30%, 01/15/42		$1,617,045	1,580,309
AASET Ltd. Series 2018-1A(a) 3.84%, 01/16/38		2,452,518	2,138,185
Start Ltd. Series 2018-1(a) 4.09%, 05/15/43		9,821,018	9,646,713
Wellfleet CLO Ltd. Series 2018-2A (Floating, ICE LIBOR USD 3M + 1.20%, 1.20% Floor)(a)(b) 1.33%, 10/20/31		1,000,000	999,506
Project Silver Series 2019-1(a) 3.97%, 07/15/44		3,686,769	3,574,350
Jamestown CLO XI Ltd. Series 2018-11A (Floating, ICE LIBOR USD 3M + 1.70%)(a)(b) 1.83%, 07/14/31		3,000,000	2,998,534
Midocean Credit CLO IX Series 2018-9A (Floating, ICE LIBOR USD 3M + 1.75%, 1.75% Floor)(a)(b) 1.88%, 07/20/31		2,500,000	2,497,527
NP SPE II LLC Series 2019-2A(a) 6.44%, 11/19/49		2,203,182	2,054,464
Horizon Aircraft Finance I Ltd. Series 2018-1(a) 4.46%, 12/15/38		4,654,642	4,515,490
Venture 32 CLO Ltd. Series 2018-32A (Floating, ICE LIBOR USD 3M + 1.10%, 1.10% Floor)(a)(b) 1.22%, 07/18/31		2,000,000	1,999,391
LCM XXIII Ltd. Series 23A (Floating, ICE LIBOR USD 3M + 3.30%, 3.30% Floor)(a)(b) 3.43%, 10/20/29		1,110,000	1,086,663
Business Jet Securities LLC Series 2019-1(a) 4.21%, 07/15/34		1,072,751	1,079,783
Business Jet Securities LLC Series 2019-1(a) 5.19%, 07/15/34		515,682	517,837
Conseco Finance Corp. Series 1998-8(c) 6.98%, 09/01/30		3,279,707	3,140,334
NRZ FHT Excess LLC Series 2020-FHT1(a) 4.21%, 11/25/25		7,910,912	7,991,830
Business Jet Securities LLC Series 2021-1A(a) 2.92%, 04/15/36		2,382,183	2,333,298
Business Jet Securities LLC Series 2021-1A(a) 5.07%, 04/15/36		2,597,456	2,571,398
Castlelake Aircraft Structured Trust Series 2021-1A(a) 6.66%, 01/15/46		3,770,880	3,996,203
Castlelake Aircraft Structured Trust Series 2021-1A(a) 7.00%, 01/15/46		8,476,081	8,442,015

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Conn's Receivables Funding LLC Series 2020-A(a) 4.20%, 06/16/25		$2,247,625	$2,256,961
Oasis Securitization Funding LLC Series 2021-1A(a) 2.58%, 02/15/33		1,224,533	1,224,779
Bain Capital Credit CLO Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 6.50%, 6.50% Floor)(a)(b) 6.69%, 07/24/34		2,875,000	2,877,266
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 3.40%, 3.40% Floor)(a)(b) 3.52%, 04/15/36		2,000,000	2,002,645
Barings CLO Ltd. Series 2019-2A (Floating, ICE LIBOR USD 3M + 6.78%, 6.78% Floor)(a)(b) 6.90%, 04/15/36		2,350,000	2,349,881
BlueMountain CLO XXXI Ltd. Series 2021-31A (Floating, ICE LIBOR USD 3M + 6.53%, 6.53% Floor)(a)(b) 6.65%, 04/19/34		1,500,000	1,499,929
CIFC Funding Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.00%, 3.00% Floor)(a)(b) 3.12%, 07/15/36		5,250,000	5,209,113
CIFC Funding Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 6.40%, 6.40% Floor)(a)(b) 6.52%, 07/15/36		4,500,000	4,451,056
CIFC Funding Ltd. Series 2021-5A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(b) 3.37%, 07/15/34		3,250,000	3,258,365
CIFC Funding Ltd. Series 2021-5A (Floating, ICE LIBOR USD 3M + 6.50%, 6.50% Floor)(a)(b) 6.62%, 07/15/34		3,000,000	2,988,892
Capital Funding Mortgage Trust Series 2021-20 (Floating, ICE LIBOR USD 1M + 3.00%, 4.25% Floor)(a)(b) 4.25%, 05/28/24		11,750,000	11,851,153
MAPS Ltd. Series 2019-1A(a) 4.46%, 03/15/44		1,884,799	1,852,359
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor)(a)(b) 3.27%, 07/15/34		1,500,000	1,504,692
Madison Park Funding XLV Ltd. Series 2020-45A (Floating, ICE LIBOR USD 3M + 6.35%, 6.35% Floor)(a)(b) 6.47%, 07/15/34		2,000,000	1,971,033
Madison Park Funding LI Ltd. Series 2021-51A (Floating, ICE LIBOR USD 3M + 3.05%, 3.05% Floor)(a)(b) 3.20%, 07/19/34		4,900,000	4,907,777
OHA Credit Funding 6 Ltd. Series 2020-6A (Floating, ICE LIBOR USD 3M + 6.25%, 6.25% Floor)(a)(b) 6.38%, 07/20/34		4,000,000	3,898,554
OHA Credit Funding 6 Ltd. Series 2020-6A (Floating, ICE LIBOR USD 3M + 3.15%, 3.15% Floor)(a)(b) 3.28%, 07/20/34		4,000,000	3,999,952
OHA Credit Funding 9 Ltd. Series 2021-9A (Floating, ICE LIBOR USD 3M + 6.25%, 6.25% Floor)(a)(b) 6.43%, 07/19/35		1,500,000	1,461,982

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 3.47%, 07/25/34		$4,000,000	$4,003,329
Sound Point CLO XXX Ltd. Series 2021-2A (Floating, ICE LIBOR USD 3M + 6.36%, 6.36% Floor)(a)(b) 6.48%, 07/25/34		8,500,000	8,417,729
CARLYLE U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 6.25%, 6.25% Floor)(a)(b) 6.38%, 07/20/34		2,500,000	2,499,887
Castlelake Aircraft Structured Trust Series 2017-1R(a) 2.74%, 08/15/41		7,987,802	7,887,824
Castlelake Aircraft Structured Trust Series 2017-1R(a) 3.92%, 08/15/41		3,993,774	3,944,873
Castlelake Aircraft Structured Trust Series 2017-1R(a) 6.50%, 08/15/41		3,874,950	3,821,249
Skyline Aircraft Series 2006-S3(d) 6.17%, 08/17/33		5,165,906	5,050,190
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(b) 3.38%, 10/25/34		2,750,000	2,750,215
Sound Point CLO XXXI Ltd. Series 2021-3A (Floating, ICE LIBOR USD 3M + 6.61%, 6.61% Floor)(a)(b) 6.74%, 10/25/34		3,000,000	2,969,965
Voya CLO Ltd. Series 2017-1A (Floating, ICE LIBOR USD 3M + 3.33%)(a)(b) 3.45%, 04/17/30		2,000,000	1,956,425
Aaset Trust Series 2021-1A(a) 2.95%, 11/16/41		4,912,685	4,777,119
Aaset Trust Series 2021-1A(a) 3.80%, 11/16/41		9,817,042	9,279,891
Bain Capital Credit CLO Ltd. Series 2021-7A (Floating, ICE LIBOR USD 3M + 3.25%, 3.25% Floor)(a)(b) 3.62%, 01/22/35		4,150,000	4,150,321
Clsec Holdings 22t LLC Series 2021-1 6.17%, 05/11/37		14,954,013	15,002,057
Credit Suisse Mortgage Capital Certificates Series 2021-4SZN (Floating, U.S. 30-Day Average SOFR + 3.97%, 4.07% Floor)(a)(b) 4.07%, 11/15/23		37,500,000	37,500,000
CARLYLE US CLO Ltd. Series 2019-3A (Floating, ICE LIBOR USD 3M + 3.20%, 3.20% Floor)(a)(b) 3.42%, 10/20/32		4,000,000	4,000,256
ICG U.S. CLO Ltd. Series 2020-1A (Floating, ICE LIBOR USD 3M + 3.60%, 3.60% Floor)(a)(b) 3.72%, 01/20/35		3,000,000	3,000,160
KKR CLO Ltd. Series 37A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 3.60%, 01/20/35		5,000,000	5,000,000
MRA Issuance Trust Series 2021-EBO1 (Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor)(a)(b) 1.85%, 04/15/22		42,000,000	42,040,589

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
M360 Ltd. Series 2021-CRE3 (Floating, ICE LIBOR USD 1M + 2.25%, 2.25% Floor)(a)(b) 2.35%, 11/22/38		$11,000,000	$10,973,996
M360 Ltd. Series 2021-CRE3 (Floating, ICE LIBOR USD 1M + 3.00%, 3.00% Floor)(a)(b) 3.10%, 11/22/38		15,150,000	15,095,825
M360 Ltd. Series 2021-CRE3 (Floating, ICE LIBOR USD 1M + 3.75%, 3.75% Floor)(a)(b) 3.85%, 11/22/38		18,425,000	18,336,726
Madison Park Funding LIX Ltd. Series 2021-59A (Floating, ICE LIBOR USD 3M + 3.00%, 3.00% Floor)(a)(b) 3.25%, 01/18/34		3,000,000	3,000,000
NRZ Excess Spread-Collateralized Notes Series 2021-GTN1(a) 3.47%, 11/25/26		14,383,240	14,314,431
Oasis Securitization Funding LLC Series 2021-2A(a) 2.14%, 10/15/33		12,377,796	12,354,589
Octagon Investment Partners 48 Ltd. Series 2020-3A (Floating, ICE LIBOR USD 3M + 3.10%, 3.10% Floor)(a)(b) 3.23%, 10/20/34		1,200,000	1,200,091
Sound Point CLO XXVII Ltd. Series 2020-2A (Floating, ICE LIBOR USD 3M + 3.35%, 3.35% Floor)(a)(b) 3.47%, 10/25/34		5,000,000	4,999,963
Sound Point CLO XXVII Ltd. Series 2020-2A (Floating, ICE LIBOR USD 3M + 6.56%, 6.56% Floor)(a)(b) 6.68%, 10/25/34		3,300,000	3,267,359
VMC Finance LLC Series 2021-HT1 (Floating, ICE LIBOR USD 1M + 4.50%, 4.50% Floor)(a)(b) 4.60%, 01/18/37		45,500,000	45,386,828
TOTAL ASSET-BACKED SECURITIES (Cost $420,488,116)			419,712,106
BANK DEBTS	0.3%
Mallinckrodt International Finance S.A. 3.00%, 02/28/22		3,000,000	2,946,750
TOTAL BANK DEBTS (Cost $2,962,500)			2,946,750
CORPORATE BONDS	3.1%
Surgery Center Holdings, Inc.(a) 10.00%, 04/15/27		4,500,000	4,781,250
Boeing (The) Co. 5.81%, 05/01/50		5,500,000	7,471,776
Boeing (The) Co. 5.93%, 05/01/60		1,475,000	2,054,460
New Residential Investment Corp.(a) 6.25%, 10/15/25		10,500,000	10,546,515
American Airlines, Inc.(a) 5.75%, 04/20/29		2,665,000	2,845,127
LABL, Inc.(a) 10.50%, 07/15/27		4,500,000	4,719,375
TOTAL CORPORATE BONDS (Cost $31,252,324)			32,418,503

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MORTGAGE-BACKED SECURITIES	52.0%
PRIVATE	32.6%
Home Equity	8.2%
Argent Securities, Inc. Asset-Backed Pass-Through Certificates Series 2005-W5 (Floating, ICE LIBOR USD 1M + 0.69%, 0.69% Floor)(b) 0.79%, 01/25/36		$3,550,000	$3,947,839
Bella Vista Mortgage Trust Series 2004-1 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 11.25% Cap)(b) 0.80%, 11/20/34		205,298	202,357
Chase Funding Trust Series 2003-3 (Floating, ICE LIBOR USD 1M + 0.54%, 0.54% Floor)(b) 0.64%, 04/25/33		280,355	277,112
Chase Funding Trust Series 2004-2 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 0.60%, 02/26/35		1,531,944	1,506,836
CHL GMSR Issuer Trust Series 2018-GT1 (Floating, ICE LIBOR USD 1M + 2.75%)(a)(b) 2.85%, 05/25/23		1,975,000	1,980,933
Countrywide Asset-Backed Certificates Series 2006-S3 (Step to 6.61% on 2/25/22)(e)(f) 6.10%, 06/25/21		37	620,760
CWHEQ Home Equity Loan Trust Series 2006-S2 5.84%, 07/25/27		272,073	190,451
CWHEQ Home Equity Loan Trust Series 2006-S5(f) 5.75%, 06/25/35		102	1,635,040
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ3(a)(c)(g) 0.16%, 03/25/50		47,315,235	52,804
Home Equity Mortgage Loan Asset-Backed Trust Series 2007-A (Floating, ICE LIBOR USD 1M + 0.45%, 0.45% Floor)(b) 0.55%, 04/25/37		10,000,000	5,075,534
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 0.60%, 05/25/36		2,695,000	2,472,221
Home Equity Mortgage Trust Series 2006-1 (Floating, ICE LIBOR USD 1M + 0.60%, 0.40% Floor)(b) 0.66%, 05/25/36		2,731,000	2,377,677
Home Equity Mortgage Trust Series 2006-1 (Step to 5.80% on 12/25/32)(e) 5.80%, 05/25/36		506,002	474,569
Home Equity Mortgage Trust Series 2006-3 (Floating, ICE LIBOR USD 1M + 0.46%, 0.46% Floor)(b) 0.56%, 09/25/36		2,708,000	4,679
Home Equity Mortgage Trust Series 2006-3 (Step to 5.95% on 3/25/34)(e) 5.97%, 09/25/36		3,001,189	2,743,500
Home Equity Mortgage Trust Series 2006-3 (Step to 6.09% on 9/25/33)(e) 6.09%, 09/25/36		4,976,000	1,905,876

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.50%, 0.50% Floor)(b) 0.59%, 11/25/36		$1,354,000	$2,815
Home Equity Mortgage Trust Series 2006-4 (Floating, ICE LIBOR USD 1M + 0.61%, 0.61% Floor)(b) 3.99%, 11/25/36		4,391,000	128
Home Equity Mortgage Trust Series 2006-4 (Step to 4.13% on 12/25/36)(e) 6.17%, 11/25/36		5,278,626	4,841,481
Home Equity Mortgage Trust Series 2006-4 (Step to 4.13% on 12/25/36)(e) 6.23%, 11/25/36		3,943,796	1,899,601
Home Equity Mortgage Trust Series 2006-5 (Floating, ICE LIBOR USD 1M + 0.40%, 0.40% Floor)(b) 0.50%, 01/25/37		325,277	40,641
Home Equity Mortgage Trust Series 2006-5(h) 6.00%, 01/25/37		8,393,363	7,710,271
Indymac Residential Mortgage-Backed Trust Series 2005-L3 (Floating, ICE LIBOR USD 1M + 0.44%, 0.44% Floor)(b) 0.54%, 12/25/38		1,201,972	895,469
JP Morgan Resecuritization Trust Series 2009-7(a)(c) 7.00%, 09/27/37		9,598,540	5,653,640
Lehman Mortgage Trust Series 2008-4 (Floating, ICE LIBOR USD 1M + 0.38%, 0.38% Floor, 7.00% Cap)(b) 0.48%, 01/25/37		5,777,834	1,412,193
Morgan Stanley ABS Capital I, Inc. Series 2002-HE3 (Floating, ICE LIBOR USD 1M + 1.08%, 1.08% Floor)(b) 1.18%, 03/25/33		49,094	48,796
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-HE9 (Floating, ICE LIBOR USD 1M + 0.89%, 0.89% Floor)(b) 0.99%, 11/25/34		1,952,999	1,940,351
MRA Issuance Trust Series 2021-EBO4 (Floating, ICE LIBOR USD 1M + 1.75%, 1.75% Floor)(a)(b) 1.85%, 02/16/22		25,000,000	25,002,593
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2007-1 (Step to 4.64% on 2/25/22)(e) 5.82%, 03/25/47		689,367	715,764
Residential Asset Securitization Trust Series 2006-A6 (Floating, 5.90% - ICE LIBOR USD 1M, 5.90% Cap)(b)(g) 5.80%, 07/25/36		11,865,975	2,567,709
TBW Mortgage-Backed Trust Series 2006-5 6.70%, 11/25/36		9,215,000	2,225,611
Triangle Re Ltd. Series 2021-2 (Floating, ICE LIBOR USD 1M + 2.05%, 2.05% Floor)(a)(b) 2.15%, 10/25/33		5,000,000	5,002,854
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR2 (Floating, ICE LIBOR USD 1M + 0.70%, 0.70% Floor, 10.50% Cap)(b) 0.80%, 01/25/45		98,097	98,085
Total Home Equity (Cost $82,486,331)			85,526,190

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Commercial Mortgage-Backed Securities	24.4%
CSMC Note Series 2020-522F(d) 6.03%, 09/22/22		$8,443,755	$8,443,755
CSMC Series 2020-522F (Floating, ICE LIBOR USD 1M + 3.74%, 4.14% Floor)(a)(b) 4.14%, 09/16/25		40,000,000	40,369,292
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 3.00%, 3.25% Floor)(a)(b) 3.25%, 12/15/35		15,000,000	15,068,083
CSMC Series 2020-TMIC (Floating, ICE LIBOR USD 1M + 5.00%, 5.25% Floor)(a)(b) 5.25%, 12/15/35		5,000,000	5,094,033
CSMC Series 2021-BPNY (Floating, ICE LIBOR USD 1M + 3.71%, 3.71% Floor)(a)(b) 3.82%, 08/15/23		23,000,000	22,964,847
CSMC Series 2021-BRIT (Floating, ICE LIBOR USD 1M + 3.46%, 3.71% Floor)(a)(b) 3.71%, 05/15/23		56,521,000	56,233,359
CSMC Series 2021-SRDC (Floating, ICE LIBOR USD 1M + 4.14%, 4.15% Floor)(a)(b) 4.25%, 11/15/23		33,900,000	33,899,932
CSMC Series 2021-WEHO (Floating, ICE LIBOR USD 1M + 3.97%, 3.97% Floor)(a)(b) 4.08%, 04/15/23		60,831,419	61,014,357
CSMC Trust Series 2020-LOTS (Floating, ICE LIBOR USD 1M + 3.97%, 4.72% Floor)(a)(b) 4.72%, 07/15/22		12,417,940	12,423,331
Total Commercial Mortgage-Backed Securities (Cost $255,337,953)			255,510,989
U.S. GOVERNMENT AGENCIES	19.4%
FREMF Mortgage Trust Series 2019-KF59 (Floating, ICE LIBOR USD 1M + 6.00%, 6.00% Floor)(a)(b) 6.09%, 02/25/29		40,332,948	41,146,987
Government National Mortgage Association Series 2016-116(g) 3.50%, 11/20/44		9,486,594	969,855
Government National Mortgage Association Series 2016-60(g) 3.50%, 05/20/46		4,575,269	750,766
Government National Mortgage Association Series 2017-117 (Floating, 6.20% - ICE LIBOR USD 1M, 6.20% Cap)(b)(g) 6.10%, 08/20/47		2,893,925	565,191
Government National Mortgage Association Series 2017-68 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(g) 6.05%, 05/20/47		9,174,859	1,756,088
Government National Mortgage Association Series 2019-112(g) 3.50%, 04/20/49		131,578	4,300
Government National Mortgage Association Series 2019-112(g) 3.50%, 09/20/49		527,506	30,852
Government National Mortgage Association Series 2019-121 (Floating, 6.05% - ICE LIBOR USD 1M, 6.05% Cap)(b)(g) 5.95%, 10/20/49		5,842,873	723,850

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2019-128(g) 4.00%, 10/20/49		$12,630,973	$1,505,475
Government National Mortgage Association Series 2019-145(g) 3.50%, 08/20/49		3,397,093	130,179
Government National Mortgage Association Series 2019-151(g) 3.00%, 12/20/49		13,546,082	1,418,726
Government National Mortgage Association Series 2019-156(c)(g) 0.53%, 11/16/61		9,143,178	511,252
Government National Mortgage Association Series 2019-81(c)(g) 0.88%, 02/16/61		11,153,024	767,375
Government National Mortgage Association Series 2020-104(g) 3.00%, 07/20/50		67,870,952	7,690,353
Government National Mortgage Association Series 2020-105(c)(g) 0.82%, 03/16/62		33,021,352	2,352,960
Government National Mortgage Association Series 2020-107(g) 3.00%, 07/20/50		11,580,368	1,424,272
Government National Mortgage Association Series 2020-118(c)(g) 0.91%, 06/16/62		120,821,263	9,237,837
Government National Mortgage Association Series 2020-123(g) 2.50%, 08/20/50		31,935,099	3,679,833
Government National Mortgage Association Series 2020-133(g) 2.50%, 09/20/50		17,515,627	2,084,290
Government National Mortgage Association Series 2020-144(g) 2.50%, 09/20/50		17,964,002	1,390,599
Government National Mortgage Association Series 2020-146(g) 2.50%, 10/20/50		46,878,227	5,405,064
Government National Mortgage Association Series 2020-160(g) 2.50%, 10/20/50		75,484,635	9,172,094
Government National Mortgage Association Series 2020-166(g) 3.00%, 11/20/50		27,281,678	3,741,756
Government National Mortgage Association Series 2020-167(g) 2.50%, 11/20/50		88,179,801	10,042,975
Government National Mortgage Association Series 2020-173(g) 2.50%, 11/20/50		44,879,017	5,172,486
Government National Mortgage Association Series 2020-176(g) 2.00%, 11/20/50		22,326,729	2,144,565
Government National Mortgage Association Series 2020-176(g) 2.50%, 11/20/50		9,459,323	820,099
Government National Mortgage Association Series 2020-188(g) 2.50%, 12/20/50		23,346,053	2,707,496
Government National Mortgage Association Series 2020-32(g) 3.50%, 03/20/50		9,600,002	546,516
Government National Mortgage Association Series 2020-47(g) 3.50%, 04/20/50		4,607,987	308,913
Government National Mortgage Association Series 2020-62(g) 3.00%, 05/20/50		15,535,310	1,788,030
Government National Mortgage Association Series 2020-62 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(g) 6.05%, 05/20/50		3,769,306	683,609

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
Government National Mortgage Association Series 2020-78 (Floating, 6.15% - ICE LIBOR USD 1M, 6.15% Cap)(b)(g) 6.05%, 06/20/50		$28,494,591	$5,959,448
Government National Mortgage Association Series 2020-93(g) 3.00%, 04/20/50		1,283,400	79,020
Government National Mortgage Association Series 2021-1(g) 2.50%, 01/20/51		28,611,888	3,269,741
Government National Mortgage Association Series 2021-135(g) 2.50%, 08/20/51		53,843,641	6,756,882
Government National Mortgage Association Series 2021-15(g) 2.50%, 01/20/51		7,135,600	849,828
Government National Mortgage Association Series 2021-155(g) 3.00%, 09/20/51		35,002,370	4,416,823
Government National Mortgage Association Series 2021-158(g) 2.50%, 09/20/51		41,551,672	4,710,073
Government National Mortgage Association Series 2021-30(g) 2.50%, 02/20/51		124,403,252	14,465,830
Government National Mortgage Association Series 2021-45(c)(g) 0.84%, 04/16/63		36,746,953	2,813,156
Government National Mortgage Association Series 2021-58(g) 3.00%, 09/20/49		11,343,551	1,249,655
Government National Mortgage Association Series 2021-66(g) 3.00%, 04/20/51		18,743,086	2,524,188
Government National Mortgage Association Series 2021-7(g) 2.50%, 01/20/51		29,772,117	3,636,926
Government National Mortgage Association Series 2021-70(c)(g) 0.70%, 04/16/63		325,822,995	22,726,415
Government National Mortgage Association Series 2021-77(g) 2.50%, 05/20/51		20,515,266	2,540,040
Government National Mortgage Association Series 2021-9(g) 2.50%, 01/20/51		56,559,282	6,595,010
TOTAL U.S. GOVERNMENT AGENCIES (Cost $209,716,556)			203,267,678
TOTAL MORTGAGE-BACKED SECURITIES (Cost $547,540,840)			544,304,857
U.S. TREASURY OBLIGATIONS	4.3%
U.S. Treasury Note 0.50%, 02/28/26		46,880,000	45,570,656
TOTAL U.S. TREASURY OBLIGATIONS (Cost $46,366,562)			45,570,656

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

	Percentage of Net Assets	Principal Amount	Value
MUNICIPAL BONDS	3.8%
GDB Debt Recovery Authority of Commonwealth Puerto Rico Taxable Revenue Bond 7.50%, 08/20/40		$34,441,256	$32,805,296
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Capital Appreciation Restructured Series(i) 0.00%, 07/01/51		27,409,000	6,715,597
TOTAL MUNICIPAL BONDS (Cost $35,916,661)			39,520,893

	Percentage of Net Assets	Shares	Value
SHORT-TERM INVESTMENTS	0.9%
Northern Institutional Treasury Portfolio (Premier Class), 0.00%(j)		9,913,860	9,913,860
TOTAL SHORT-TERM INVESTMENTS (Cost $9,913,860)			9,913,860
TOTAL INVESTMENTS (Cost $1,098,193,444)	104.9%		1,098,452,907

	Percentage of Net Assets	Principal Amount	Value
REVERSE REPURCHASE AGREEMENTS	(5.5)
RBC Capital Markets LLC, 0.10% (Reverse Repurchase Agreement dated 12/07/21 to be repurchased at $14,626,544 on 01/14/22. Collateralized by U.S. Treasury Note, 0.50%, with a value of $14,581,055, due at 02/28/26)		(14,625,000)	(14,625,000)
RBC Capital Markets LLC, 0.10% (Reverse Repurchase Agreement dated 12/08/21 to be repurchased at $31,006,831 on 01/18/22. Collateralized by U.S. Treasury Note, 0.50%, with a value of $30,989,601, due at 02/28/26)		(31,003,300)	(31,003,300)
RBC Capital Markets LLC, 0.28% (Reverse Repurchase Agreement dated 12/08/21 to be repurchased at $7,295,964 on 01/05/22. Collateralized by Boeing (The) Co., 5.81%, with a value of $7,471,776, due at 05/01/50)		(7,294,375)	(7,294,375)
RBC Capital Markets LLC, 0.45% (Reverse Repurchase Agreement dated 12/08/21 to be repurchased at $4,260,500 on 01/04/22. Collateralized by New Residential Investment Corp., 6.25%, with a value of $5,273,258, due at 10/15/25)		(4,259,063)	(4,259,063)
TOTAL REVERSE REPURCHASE AGREEMENTS (Cost $(57,181,738))			(57,181,738)
NET OTHER ASSETS (LIABILITIES)	0.6%		5,855,442
NET ASSETS	100.0%		$1,047,126,611

ADVISERS INVESTMENT TRUST
RIVER CANYON TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS
December 31, 2021 (Unaudited)

(a)Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.
(b)Floating rate security. The rate presented is the rate in effect at December 31, 2021, and the related index and spread are shown parenthetically for each security.
(c)Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)Security valued pursuant to Level 3 unobservable inputs.
(e)Step coupon bond. Rate as of December 31, 2021 is disclosed.
(f)FGIC insured bond in which the current value primarily relates to pending insurance payments.
(g)Interest only security
(h)The interest rate on this certificate may increase 0.50% per annum after the first possible optional termination date.
(i)Zero coupon bond.
(j)7-day current yield as of December 31, 2021 is disclosed.

Abbreviations:
CLO – Collateralized Loan Obligation